Derivatives and Hedge Accounting - Gross carrying value of derivatives used for cash flow hedge accounting (Detail) - Derivatives [member] - Cash flow hedges [member] - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Combined interest and FX rate risk [member] | Cross currency swap [member]
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, assets	€ 358	€ 204
Hedging instrument, liabilities	158	154
Interest rate risk [member] | Interest rate swaps [member]
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, assets	2,615	5,757
Hedging instrument, liabilities	€ 2,848	€ 3,664